UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5582
Oppenheimer Cash Reserves
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 07/31/2009

Item 1. Reports to Stockholders.
July 31, 2009 Management Oppenheimer Commentaries Cash Reserves and Annual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Manager ANNUAL REPORT Listing of Investments Financial Statements

NOTES
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
10 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement
11 | OPPENHEIMER CASH RESERVES

FUND EXPENSES Continued
of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009
Actual
Class A	$1,000.00	$1,000.50	$4.13
Class B	1,000.00	1,000.10	4.62
Class C	1,000.00	1,000.20	4.57
Class N	1,000.00	1,000.20	4.47

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.68	4.17
Class B	1,000.00	1,020.18	4.67
Class C	1,000.00	1,020.23	4.62
Class N	1,000.00	1,020.33	4.52
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.83%
Class B	0.93
Class C	0.92
Class N	0.90
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Distributor that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS July 31, 2009

	Principal
	Amount	Value

Certificates of Deposit—30.3%
Yankee Certificates of Deposit—30.3%
Bank of Montreal, Chicago, 0.34%, 9/16/09	$30,000,000	$30,000,000
Bank of Nova Scotia, Houston, TX:
0.896%, 9/4/09[1]	17,000,000	17,000,000
0.937%, 9/8/09[1]	25,000,000	25,000,000
BNP Paribas, New York:
0.34%, 9/11/09	20,000,000	20,000,000
0.34%, 9/23/09	18,000,000	18,000,000
0.34%, 10/8/09	5,000,000	5,000,000
0.36%, 8/19/09	5,000,000	5,000,000
0.43%, 8/13/09	30,000,000	30,000,000
Calyon, New York, 0.25%, 8/24/09	10,500,000	10,500,000
Canadian Imperial Bank of Commerce, 0.25%, 9/2/09	8,000,000	8,000,000
National Australia Bank, New York:
0.34%, 11/2/09	14,500,000	14,500,000
0.37%, 12/1/09	15,000,000	15,000,000
0.41%, 8/6/09	11,900,000	11,900,000
Nordea Bank Finland plc, New York:
0.31%, 9/9/09	18,000,000	18,000,000
0.31%, 9/10/09	15,000,000	15,000,000
Rabobank Nederland NV, New York:
0.65%, 2/18/10	1,500,000	1,500,000
0.72%, 7/26/10	15,000,000	15,000,000
0.90%, 6/21/10	26,000,000	26,000,000
0.95%, 6/23/10	5,500,000	5,500,000
Royal Bank of Canada, New York:
0.90%, 9/4/09	25,000,000	25,000,000
1.186%, 8/7/09[1]	17,000,000	17,000,000
Societe Generale, New York:
0.28%, 9/15/09	30,000,000	30,000,000
0.605%, 8/3/09	10,000,000	10,000,003
0.605%, 8/5/09	1,500,000	1,500,001
Toronto Dominion Bank, New York:
0.90%, 9/30/09	20,000,000	20,000,000
1.15%, 8/20/09	9,500,000	9,500,740
1.47%, 11/12/09	20,000,000	20,000,000
1.50%, 11/3/09	31,000,000	31,000,000
Westpac Banking Corp., New York:
0.32%, 9/29/09	30,000,000	30,000,000
0.33%, 9/17/09	5,000,000	5,000,000

Total Certificates of Deposit (Cost $489,900,744)		489,900,744

Direct Bank Obligations—12.2%
CBA (Delaware) Finance:
0.25%, 9/25/09	10,000,000	9,996,181
0.28%, 10/30/09	10,000,000	9,993,000
0.32%, 8/31/09	10,000,000	9,997,333
0.35%, 8/21/09	12,000,000	11,997,667
0.45%, 8/4/09	35,000,000	34,998,658
Danske Corp., 0.25%, 8/18/09[2]	15,300,000	15,298,194
National Australia Funding (Delaware), Inc., 0.39%, 1/7/10[2]	14,000,000	13,975,885
Scotiabanc, Inc., 0.26%, 10/23/09[2]	13,200,000	13,192,087
Societe Generale North America, Inc., 0.25%, 9/21/09	23,700,000	23,691,606
Toronto Dominion Bank, New York, 0.90%, 9/14/09	11,900,000	11,900,000
U.S. Bank NA, 0.90%, 8/21/09	11,000,000	11,000,000
Westpac Banking Corp., 0.32%, 10/1/09[2]	31,300,000	31,283,028

Total Direct Bank Obligations (Cost $197,323,639)		197,323,639
F1 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Short-Term Notes—56.0%
Commercial Banks—4.0%
HSBC USA, Inc., 1.306%, 8/14/09[1]	$65,000,000	$64,987,473
Diversified Financial Services—2.3%
General Electric Capital Services:
0.31%, 10/23/09	25,000,000	24,982,132
0.37%, 8/31/09	12,500,000	12,496,146

		37,478,278

Food Products—1.3%
Nestle Capital Corp.:
0.50%, 3/15/10[2]	20,000,000	19,924,667
0.51%, 3/16/10[2]	1,700,000	1,694,533

		21,619,200

Insurance—1.4%
Jackson National Life Global Funding, Series 2004-6, 0.398%, 8/15/09[1,3]	5,000,000	5,000,000
United of Omaha Life Insurance Co., 0.809%, 12/28/09[1]	18,000,000	18,000,000

		23,000,000

Leasing & Factoring—2.9%
American Honda Finance Corp.:
0.763%, 9/18/09[1,4]	23,000,000	23,000,000
0.811%, 8/26/09[1,4]	23,000,000	23,004,644

		46,004,644

Municipal—7.0%
Anchor Holdings II LLC Nts., Series 2001, 2.25%, 8/15/09[1]	5,740,000	5,740,000
Atmore, AL Special Purpose Wts., Industrial Park Project, Series 04B, 0.65%, 8/3/09[1]	3,160,000	3,160,000
Berkley Realty Co. LLC Bonds, Series 2002A, 0.65%, 8/3/09[1]	2,840,000	2,840,000
Berks Medical Realty LP Revenue Bonds, Series 2001, 0.65%, 8/3/09[1]	3,885,000	3,885,000
Birmingham, AL Industrial Development Board Solid Waste Revenue Bonds, American Cast Iron, Series 2000, 0.69%, 8/1/09[1]	2,900,000	2,900,000
Capital One Funding Corp. Nts., Series 2000B, 0.67%, 8/3/09[1]	5,266,000	5,266,000
Cincinnati Baseball Museum Nts., Series 2004, 1.40%, 8/3/09[1]	9,220,000	9,220,000
Columbus, GA Development Authority Revenue Bonds, MAC Property LLC Project, Series 2007, 0.65%, 8/3/09[1]	1,675,000	1,675,000
CT Development Authority Industrial Development Bonds, Latex Foam International Project, Series 2002, 0.65%, 8/1/09[1]	1,845,000	1,845,000
Dothan, AL Industrial Development Board Bonds, Dunbarton Project, Series 1999, 0.65%, 8/3/09[1]	2,975,000	2,975,000
FL Orthopaedic Institute Surgery Center LLC Bonds, Series 2001, 0.65%, 8/3/09[1]	2,800,000	2,800,000
IA Finance Authority Bonds, M.H. Eby, Inc. Project, 0.80%, 8/3/09[1]	1,985,000	1,985,000
Intrepid Museum Foundation Revenue Bonds, Series 2006, 0.435%, 8/3/09[1]	7,080,000	7,080,000
F2 | OPPENHEIMER CASH RESERVES

	Principal
	Amount	Value

Municipal Continued
Mission Economic Development Corp. Bonds, CMI Project, Series 07, 0.65%, 8/3/09[1]	$2,785,000	$2,785,000
Mountain Agency, Inc. (The) Securities, Series 2003, 1.90%, 8/3/09[1]	11,845,000	11,845,000
MS Business Finance Corp. Revenue Bonds, Signal International LLC Project, Series 2004, 1%, 8/3/09[1]	1,600,000	1,600,000
NJ Economic Development Authority Bonds, MZR Real Estate, Series 2007B, 0.65%, 8/3/09[1]	3,640,000	3,640,000
Norfolk Redevelopment & Housing Authority Bonds, East Ocean View Project, Series 2002, 0.70%, 8/3/09[1]	1,115,000	1,115,000
Polk Cnty., FL Industrial Development Authority Revenue Bonds, Watson Clinic, Series 1999, 0.60%, 8/1/09[1]	2,350,000	2,350,000
Raleigh, NC Certificates of Participation, Series 2008, 0.40%, 8/3/09[1]	3,750,000	3,750,000
Rickenbacker Port Authority Economic Development Revenue Bonds, YMCA of Central Ohio, Series 2002, 0.50%, 8/3/09[1]	7,000,000	7,000,000
Ridgewood Associates Bonds, Series 2005, 0.65%, 8/3/09[1]	3,710,000	3,710,000
Ross Sinclaire Real Estate Trust LLC Nts., 2%, 8/3/09[1]	2,280,000	2,280,000
San Antonio, TX Special Facilities Bonds, Cessna Aircraft Project, Series 1995, 0.70%, 8/1/09[1]	2,300,000	2,300,000
Savanna, IL Industrial Development Revenue Bonds, Metform Corp., Series 1994A, 0.50%, 8/3/09[1]	4,300,000	4,300,000
Summit Country Day School (The), Inc. Nts., Series 2003, 2.25%, 8/3/09[1]	3,995,000	3,995,000
Tennis For Charity, Inc. Bonds, Series 2004, 0.87%, 8/3/09[1]	1,640,000	1,640,000
Warren Cnty., KY Industrial Building Revenue Bonds, Pan-Ostan Co. Project, Series 2006, 2%, 8/3/09[1]	1,000,000	1,000,000
Westchester Cnty. Industrial Development Agency Bonds, BWP Distributors, Inc., Series 1997, 0.65%, 8/3/09[1]	1,735,000	1,735,000
Winston-Salem, NC Certificates of Participation, Series 1992, 0.65%, 8/5/09[1]	6,250,000	6,250,000

		112,666,000

Personal Products—3.8%
Procter & Gamble International Funding SCA:
0.996%, 5/7/10[1,2]	10,000,000	10,000,000
1.224%, 2/8/10[1,2]	18,000,000	18,000,000
Reckitt Benckiser Treasury Services plc:
0.40%, 8/3/09[2]	6,000,000	5,999,867
0.40%, 10/27/09[2]	7,000,000	6,993,233
0.53%, 9/11/09[2]	5,150,000	5,146,891
F3 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Personal Products Continued
Reckitt Benckiser Treasury Services plc: Continued
0.55%, 9/3/09[2]	$15,000,000	$14,992,438

		61,132,429

Pharmaceuticals—3.0%
Roche Holdings, Inc., 1.661%, 2/25/10[1]	47,500,000	47,500,000
Receivables Finance—25.2%
Barton Capital Corp.:
0.30%, 8/3/09[2]	11,200,000	11,199,811
0.31%, 10/7/09[2]	11,000,000	10,993,654
0.35%, 8/12/09[2]	14,033,000	14,031,499
Chariot Funding, LLC:
0.30%, 10/7/09[4]	9,000,000	8,994,975
0.30%, 10/15/09[4]	11,500,000	11,492,813
0.32%, 9/21/09[4]	8,200,000	8,196,283
Fairway Finance Corp.:
0.33%, 10/14/09[2]	1,700,000	1,698,847
0.34%, 10/6/09[2]	15,000,000	14,990,650
0.34%, 10/7/09[2]	10,000,000	9,993,672
0.37%, 9/14/09[2]	12,800,000	12,794,212
0.37%, 9/17/09[2]	10,751,000	10,745,807
Falcon Asset Securitization Co. LLC, 0.35%, 8/10/09[2]	7,800,000	7,799,318
Gemini Securitization Corp.:
0.35%, 9/28/09[2]	6,100,000	6,096,560
0.37%, 9/24/09[2]	7,000,000	6,996,115
Kitty Hawk Funding Corp.:
0.30%, 9/2/09[2]	5,200,000	5,198,613
0.38%, 9/22/09[2]	6,300,000	6,296,542
Legacy Capital LLC:
0.60%, 9/2/09	15,100,000	15,091,947
0.65%, 8/6/09	26,500,000	26,497,608
Lexington Parker Capital Co. LLC:
0.60%, 9/1/09[2]	6,000,000	5,996,900
0.60%, 9/9/09[2]	10,200,000	10,193,370
0.60%, 9/18/09[2]	22,500,000	22,482,000
Mont Blanc Capital Corp., 0.23%, 8/5/09[2]	12,000,000	11,999,600
Old Line Funding Corp.:
0.35%, 9/1/09[2]	35,700,000	35,689,240
0.35%, 9/10/09[2]	12,300,000	12,295,217
0.35%, 9/15/09[2]	4,300,000	4,298,226
0.36%, 8/11/09[2]	22,500,000	22,497,750
0.36%, 9/14/09[2]	5,192,000	5,189,716
Ranger Funding Co. LLC:
0.32%, 10/16/09[4]	4,700,000	4,696,825
0.36%, 9/22/09[4]	20,000,000	19,989,600
Thunder Bay Funding LLC:
0.32%, 10/8/09[4]	11,000,000	10,993,351
0.35%, 9/15/09[4]	14,809,000	14,802,521
Yorktown Capital LLC:
0.34%, 10/14/09[2]	19,100,000	19,086,651
0.35%, 9/2/09[2]	13,148,000	13,144,017
0.36%, 8/17/09[2]	4,300,000	4,299,312

		406,763,222

Special Purpose Financial—5.1%
FCAR Owner Trust I, 1.15%, 8/3/09	5,000,000	4,999,681
Straight-A Funding LLC, Series I:
0.33%, 10/20/09	14,000,000	13,989,733
0.37%, 9/17/09	21,000,000	20,989,856
Ticonderoga Funding LLC:
0.26%, 8/31/09	1,000,000	999,783
0.34%, 9/2/09	1,000,000	999,698
0.36%, 10/5/09	13,000,000	12,991,550
0.38%, 9/3/09	16,300,000	16,294,322
0.47%, 8/5/09	11,600,000	11,599,393

		82,864,016

Total Short-Term Notes (Cost $904,015,262)		904,015,262

U.S. Government Agencies—1.9%
Federal Home Loan Bank, 0.86%, 3/12/10[1] (Cost $30,000,000)	30,000,000	30,000,000

Total Investments, at Value (Cost $1,621,239,645)	100.4%	1,621,239,645
Liabilities in Excess of Other Assets	(0.4)	(6,526,190)

Net Assets	100.0%	$1,614,713,455

F4 | OPPENHEIMER CASH RESERVES

Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $442,508,122, or 27.40% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3.	Illiquid security. The aggregate value of illiquid securities as of July 31, 2009 was $5,000,000, which represents 0.31% of the Fund’s net assets. See Note 4 of accompanying Notes.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $125,171,012 or 7.75% of the Fund’s net assets as of July 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Certificates of Deposit	$—	$489,900,744	$—	$489,900,744
Direct Bank Obligations	—	197,323,639	—	197,323,639
Short-Term Notes	—	904,015,262	—	904,015,262
U.S. Government Agencies	—	30,000,000	—	30,000,000

Total Assets	$—	$1,621,239,645	$—	$1,621,239,645

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES July 31, 2009

Assets
Investments, at value (cost $1,621,239,645)—see accompanying statement of investments	$1,621,239,645
Cash	1,656,430
Receivables and other assets:
Investments sold on a when-issued or delayed delivery basis	3,000,104
Interest	1,576,570
Other	257,902

Total assets	1,627,730,651

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	10,208,358
Investments purchased	2,350,077
Transfer and shareholder servicing agent fees	343,335
Shareholder communications	75,182
Dividends	4,711
Trustees’ compensation	225
Other	35,308

Total liabilities	13,017,196

Net Assets	$1,614,713,455

Composition of Net Assets
Par value of shares of beneficial interest	$1,614,656
Additional paid-in capital	1,613,075,731
Accumulated net investment income	12,597
Accumulated net realized gain on investments	10,471

Net Assets	$1,614,713,455

F6 | OPPENHEIMER CASH RESERVES

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $657,312,560 and 657,315,874 shares of beneficial interest outstanding)	$1.00

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $208,508,278 and 208,462,350 shares of beneficial interest outstanding)	$1.00

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $416,716,975 and 416,702,713 shares of beneficial interest outstanding)	$1.00

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $332,175,642 and 332,174,634 shares of beneficial interest outstanding)	$1.00
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS For the Year Ended July 31, 2009

Investment Income
Interest	$30,527,001
Other income	42,633

Total investment income	30,569,634

Expenses
Management fees	7,407,595
Distribution and service plan fees:
Class A	1,349,455
Class B	1,666,683
Class C	3,404,233
Class N	1,648,264
Transfer and shareholder servicing agent fees:
Class A	1,533,068
Class B	502,617
Class C	949,889
Class N	738,279
Shareholder communications:
Class A	152,985
Class B	58,459
Class C	68,276
Class N	11,562
Insurance expenses	485,147
Trustees’ compensation	16,028
Custodian fees and expenses	9,432
Other	288,830

Total expenses	20,290,802
Less waivers and reimbursements of expenses	(4,096,087)

Net expenses	16,194,715

Net Investment Income	14,374,919

Net Realized Gain on Investments	10,799

Net Increase in Net Assets Resulting from Operations	$14,385,718

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2009	2008

Operations
Net investment income	$14,374,919	$37,373,343
Net realized gain	10,799	—

Net increase in net assets resulting from operations	14,385,718	37,373,343

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(6,676,883)	(17,406,527)
Class B	(1,682,990)	(3,981,506)
Class C	(3,421,530)	(8,137,759)
Class N	(2,593,516)	(7,847,551)

	(14,374,919)	(37,373,343)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	98,827,762	117,787,369
Class B	53,084,955	50,380,373
Class C	98,196,934	123,958,931
Class N	52,813,138	25,729,752

	302,922,789	317,856,425

Net Assets
Total increase	302,933,588	317,856,425
Beginning of period	1,311,779,867	993,923,442

End of period (including accumulated net investment income of $12,597 and $12,597, respectively)	$1,614,713,455	$1,311,779,867

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	.01	.03	.04	.03	.01
Net realized gain (loss)	— [2]	—	— [2]	—	—

Total from investment operations	.01	.03	.04	.03	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	(.01)	(.03)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.02%	3.45%	4.54%	3.55%	1.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$657,312	$558,480	$440,693	$445,571	$417,176

Average net assets (in thousands)	$688,120	$521,970	$432,909	$403,664	$399,517

Ratios to average net assets:[4]
Net investment income	0.97%	3.33%	4.45%	3.48%	1.46%
Total expenses	0.93%	0.94%	1.03%	1.10%	1.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.89%	0.97%	0.99%	1.01%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER CASH RESERVES

Class B Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	.01	.03	.04	.03	.01
Net realized gain (loss)	— [2]	—	— [2]	—	—

Total from investment operations	.01	.03	.04	.03	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	(.01)	(.03)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.84%	3.18%	4.29%	3.29%	1.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$208,508	$155,422	$105,041	$149,571	$146,132

Average net assets (in thousands)	$222,601	$131,647	$112,029	$130,319	$175,995

Ratios to average net assets:[4]
Net investment income	0.76%	3.02%	4.20%	3.21%	1.14%
Total expenses	1.48%	1.45%	1.52%	1.55%	1.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	1.15%	1.21%	1.23%	1.24%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	.01	.03	.04	.03	.01
Net realized gain (loss)	— [2]	—	— [2]	—	—

Total from investment operations	.01	.03	.04	.03	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	(.01)	(.03)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.84%	3.19%	4.22%	3.24%	1.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$416,717	$318,517	$194,558	$169,106	$118,410

Average net assets (in thousands)	$454,642	$271,236	$151,581	$126,260	$107,761

Ratios to average net assets:[4]
Net investment income	0.75%	3.00%	4.14%	3.23%	1.20%
Total expenses	1.45%	1.44%	1.59%	1.67%	1.65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.02%	1.14%	1.27%	1.28%	1.29%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER CASH RESERVES

Class N Year Ended July 31,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	.01	.03	.04	.03	.01
Net realized gain (loss)	— [2]	—	— [2]	—	—

Total from investment operations	.01	.03	.04	.03	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	(.01)	(.03)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.84%	3.17%	4.28%	3.26%	1.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$332,176	$279,361	$253,631	$234,809	$220,744

Average net assets (in thousands)	$333,117	$256,809	$234,641	$221,369	$143,516

Ratios to average net assets:[4]
Net investment income	0.78%	3.06%	4.19%	3.20%	1.47%
Total expenses	1.21%	1.22%	1.27%	1.35%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	1.17%	1.21%	1.26%	1.28%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Cash Reserves (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair
F14 | OPPENHEIMER CASH RESERVES

valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of July 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Sold securities	$3,000,104
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F15 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed Net	Undistributed	Accumulated Loss
Investment Income	Long-Term Gains	Carryforward[1,2]

$34,045	$—	$—

1.	During the fiscal year ended July 31, 2009, the Fund utilized $328 of capital loss carryforward to offset capital gains realized in that fiscal year.

2.	During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforwards.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The tax character of distributions paid during the years ended July 31, 2009 and July 31, 2008 was as follows:

	Year Ended	Year Ended
	July 31, 2009	July 31, 2008

Distributions paid from:
Ordinary income	$14,374,919	$37,373,343
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F16 | OPPENHEIMER CASH RESERVES

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F17 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	755,765,274	$755,765,274	645,598,471	$645,598,471
Dividends and/or distributions reinvested	6,549,655	6,549,655	16,467,643	16,467,643
Redeemed	(663,487,167)	(663,487,167)	(544,278,745)	(544,278,745)

Net increase	98,827,762	$98,827,762	117,787,369	$117,787,369

Class B
Sold	249,602,845	$249,602,845	197,124,134	$197,124,135
Dividends and/or distributions reinvested	1,635,344	1,635,344	3,669,161	3,669,161
Redeemed	(198,153,234)	(198,153,234)	(150,412,915)	(150,412,923)

Net increase	53,084,955	$53,084,955	50,380,380	$50,380,373

Class C
Sold	603,996,260	$603,996,260	455,450,231	$455,450,725
Dividends and/or distributions reinvested	3,316,437	3,316,291	7,444,338	7,443,844
Redeemed	(509,115,617)	(509,115,617)	(338,935,831)	(338,935,638)

Net increase	98,197,080	$98,196,934	123,958,738	$123,958,931

Class N
Sold	273,681,068	$273,681,068	197,386,918	$197,386,918
Dividends and/or distributions reinvested	2,558,750	2,558,750	7,740,079	7,740,079
Redeemed	(223,426,680)	(223,426,680)	(179,397,245)	(179,397,245)

Net increase	52,813,138	$52,813,138	25,729,752	$25,729,752

3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.500%
Next $250 million	0.475
Next $250 million	0.450
Next $250 million	0.425
Over $1 billion	0.400
F18 | OPPENHEIMER CASH RESERVES

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2009, the Fund paid $3,579,446 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. However, effective July 1, 2009, the Distributor has voluntarily agreed to set the rate at 0.00%. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and 0.25% on Class N shares. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. Beginning July 1, 2009, the Distributor has voluntarily decreased the rates for Class B, Class C, and Class N shares to 0.00% If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class C	$1,764,804
Class N	10,136,878
Sales Charges. Contingent deferred sales charges (“CDSC”) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior
F19 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
3. Fees and Other Transactions with Affiliates Continued
to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

	Class A	Class B	Class C	Class N
	Contingent	Contingent	Contingent	Contingent
	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$75,261	$132,302	$41,716	$9,337
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the Fund’s management fee to an annual rate of 0.40% of the Fund’s daily net assets for each class of shares. As a result of this limitation, for the year ended July 31, 2009, the Manager waived receipt of management fees from the Fund in the amount of $624,288. In addition, the Manager has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield. As a result, for the year ended July 31, 2009, the Manager waived receipt of management fees from the Fund in the amount of $154,556, $134,908, $173,821 and $116,346 for Class A, Class B, Class C and Class N shares, respectively. There is no guarantee that the Fund will maintain a positive yield. These undertakings may be amended or withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Until March 31, 2009, the Distributor agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees it was entitled to receive by 0.25% of the average annual net assets for each respective class of shares. Effective April 1, 2009 until June 30, 2009, the Distributor agreed to reduce the Distribution and/or Service (12b-1) Fees by 0.50% for Class B and Class C shares and by 0.25% for Class N shares of the average annual net assets for each respective class of shares. Effective July 1, 2009, the Distributor voluntarily agreed to set the fee rate it is entitled to receive under the Distribution and/or Service Plans for Class A, Class B, Class C, and Class N shares at 0.00%. This undertaking may be amended or withdrawn at any time. As a result of the reductions, for the year ended July 31, 2009, the Distributor waived receipt of Distribution and/or Service (12b-1) Fees from Class A, Class B, Class C, and Class N shares in the amount of $114,204, $794,855, $1,623,898 and $359,211, respectively.
4. Illiquid Securities
As of July 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F20 | OPPENHEIMER CASH RESERVES

5. Temporary Guarantee Program for Money Market Funds
The Fund’s Board of Trustees has elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Treasury Department has accepted the Fund’s application to participate in the Program and entered into a Guarantee Agreement with the Fund dated as of September 19, 2008. The Fund has also notified the Treasury Department of its intent to continue its participation in the Program through September 18, 2009. The Program cannot be extended beyond September 18, 2009.
     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 may be guaranteed against loss in the event that the Fund’s net asset value falls below $0.995. The Program applies only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program will be the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund’s net asset value falls below $0.995. If the number of shares of the Fund a shareholder holds after September 19, 2008 fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 will not be covered.
     The Fund paid a fee to participate in the Program’s initial term in the amount equal to 0.01% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid a fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund has paid an additional fee to continue its participation in the Program through September 18, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as “Insurance expense” on the Statement of Operations.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against
F21 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
7. Pending Litigation Continued
the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F22 | OPPENHEIMER CASH RESERVES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Cash Reserves:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying financial statements and financial highlights of Oppenheimer Cash Reserves for the years ended prior to August 1, 2008 were audited by other auditors whose report dated September 12, 2008 expressed an unqualified opinion on those statements and financial highlights.
     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for year then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado

September 17, 2009
F23 | OPPENHEIMER CASH RESERVES

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2009, $14,374,421 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $10,471 or 100% of the short-term capital gain distribution paid and to be paid by the Fund qualifies as a short-term capital gain dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
13 | OPPENHEIMER CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
14 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 2000) Age: 72	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), former Director of Campus Crusade for Christ (non-profit) (1991-2008); former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1998) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 2000) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1990) Age: 67	Chairman of the Board (since 2006) and Director (since June 2002) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1996) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.
15 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996- April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 67	Trustee Emeritas of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 40 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
16 | OPPENHEIMER CASH RESERVES

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
John V. Murphy, Continued	(November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs. Vandehey, Wixted and Ms. Wolf, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Carol E. Wolf, Vice President and Portfolio Manager (since 1998) Age: 57	Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management Corporation (since June 2003); Vice President of the Manager (June 1990-June 2000). A portfolio manager and officer of 7 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
17 | OPPENHEIMER CASH RESERVES

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985- December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
18 | OPPENHEIMER CASH RESERVES

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Bowen is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements was KPMG LLP for 2009 and Deloitte and Touche LLP for 2008. KPMG billed $21,300 in fiscal 2009 and Deloitte and Touche billed $19,900 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $271,540 in fiscal 2009 and $250,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services for FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $6,211 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Preparation and filing tax returns.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $277,751 in fiscal 2009 and $250,000 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	09/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	09/11/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	09/11/2009